Long term debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long term debt

10. Long term debt

Long term debt consists of the following:

		As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Secured term loans, net of financing costs:
Foreign currency loans	5,385,949	35,524,189	545,603
Indian rupee loans	27,311,619	17,573,746	269,909

	32,697,568	53,097,937	815,511
Other Secured bank loan:
Vehicle loan	—	10,886	167
Total Debt	32,697,568	53,108,823	815,678
Less current portion	1,554,806	873,883	13,422

Long-term debt	31,142,762	52,234,940	802,257

Term loans

5.5% Senior Notes

During August 2017, Azure Power Energy Limited (one of the subsidiaries of APGL) issued 5.5% US$ denominated Senior Notes (“5.5% Senior Notes” or “Green Bonds”) and raised INR 31,260,118 (US$ 490,669) net of a discount on issue of INR 8,601 (US$ 135) at 0.03% and issuance expense of INR 585,832 (US$ 9,195). The discount on issuance of the Green Bonds and the issuance expenses have been recorded as finance cost, using the effective interest rate method and the unamortized balance of such amounts is netted with the carrying value of the Green Bonds. The Green Bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST). In accordance with the terms of the issue, the proceeds were used for repayment of project level loans. The interest on the 5.5% Senior Notes are payable on a semi-annual basis and the principal amount is payable in November 2022. As of March 31, 2018, the unamortized balance of issuance expenses including the discount on issuance of Green Bonds was INR 540,687 (US$ 8,304) and the net carrying value of the Green Bonds as on March 31, 2018 was INR 31,981,466 (US$ 491,191). The Company has guaranteed the principal and interest repayments to the investors and the guarantee shall become ineffective on meeting certain financial covenants. The Green Bonds are secured by a pledge of Azure Power Energy Limited’s shares.

Non-Convertible Debentures

During September 2017, the Company issued Non-Convertible Debentures in one of our subsidiary and borrowed INR 1,864,584 (US$ 28,530), net of issuance expense of INR 35,416 (US$ 542). The debentures carry an interest rate of 12.30% per annum. The debentures are repayable in 11 equalized semi-annual instalments beginning September 2022 until September 2027 and interest payments are payable semi-annually commencing March 2018. The issuance expenses are amortized over the term of the contract using the effective interest rate method. As of March 31, 2018, the unamortized balance of issuance expenses was INR 33,902 (US $ 521) and the net carrying value of the non-convertible debentures was INR 1,866,098 (US$ 28,661),

Project level secured term loans

Foreign currency loans

From October 2011 through March 2012, the Company borrowed INR 782,793 (US$ 15,777) for the financing of a 5 MW solar power project, which carries a fixed interest rate of 4.40%. The loan is repayable in 66 quarterly installments commencing July 15, 2012. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 588,244 (US$ 9,035) as of March 31, 2018.

From October 2012 through September 2013, the Company borrowed INR 3,503,984 (US$63,709) for the financing of a 35 MW solar power project, which carries a fixed interest rate of 4.07%. The loan is repayable in 36 semi-annual installments which commenced on August 20, 2013. The borrowing is collateralized by underlying solar power project assets with a net carrying value of INR 2,766,115 (US$ 42,484) as of March 31, 2018.

During the year ended March 31, 2015, the Company entered into an unsecured credit facility commitment for financing future rooftop solar power projects. The total amount of the facility is INR 1,326,658 (US$20,000). The interest rate for the facility is fixed at lender’s base rate plus 2.25% per annum at the time of first disbursement. The loan is repayable in 54 quarterly installments which commenced from October 15, 2017. During the period ended March 31, 2017, an amount of INR 49,077 (US$ 757) at an interest rate of 4.42% has been borrowed under this facility and the Company has incurred deferred financing cost of INR 17,640 (US$ 272) in relation to this facility. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 56,370 (US$ 866) as of March 31, 2018.

The Company is required to maintain principal and interest, both as defined in the respective agreements, as a reserve with banks specified by the respective lenders. Such amounts, totaling INR 436,239 and INR 268,464 (US$ 4,123) at March 31, 2017 and March 31, 2018, are classified as restricted cash non-current on the consolidated balance sheets.

The foreign currency loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service, indebtedness to net worth ratio, debt equity ratio and maintenance of debt service balances. As of March 31, 2018, the Company is in compliance with all such covenants.

Indian rupee loans

The Indian rupee loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service ratio, indebtedness to net worth ratio, debt equity ratio, debt service coverage ratio, receivable to sales ratio and maintenance of debt service balances. As of March 31, 2018, the Company is in compliance with all such covenants.

In December 2013, the Company borrowed INR 143,740 (US$2,195) for the financing of a 2.5 MW solar power project, which carries an interest rate of 12.16% per annum to be periodically revised by the lender. The interest rate as of March 31, 2018 was 12.15% per annum and the weighted average interest rate for the year ended March 31, 2018 was 12.15% per annum. The loan is repayable in 29 semi-annual installments which commenced on January 15, 2014. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 135,245 (US$ 2,077) as of March 31, 2018.

From May 2015 through June 2015, the Company borrowed INR 1,601,000 (US$ 24,188) for financing of a 30 MW solar power project, which carries a floating rate of interest at a base rate plus 1.5% per annum. The floating interest rate as of March 31, 2018 was 11.75% per annum and the weighted average interest rate for the year ended March 31, 2018 was 11.75% per annum. The loan is repayable in 58 quarterly instalments commencing December 2015. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,621,245 (US$ 24,900) as of March 31, 2018.

In September 2015, the Company borrowed INR 1,233,000 (US$18,824) for financing of a 28 MW solar power project, which has been refinanced by new loan amounting to INR 1,600,000 (US$ 23,905) during August, 2016 and unamortized carrying value of ancillary cost of borrowing was expensed. The floating interest rate as of March 31, 2018 was 11.00% per annum and the weighted average interest rate for the year ended March 31, 2018 was 10.90% per annum. The loan is repayable in 72 quarterly installments commencing October 1, 2016. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,373,521 (US$ 21,095) as of March 31, 2018.

From November 2016 through September 2017, the Company borrowed INR 413,300 (US$ 6,237) for financing of a 14 MW solar power project. The floating interest rate as of March 31, 2018 was 11.20% per annum and the weighted average interest rate for the year ended March 31, 2018 was 10.77% per annum. The loan is repayable in 55 quarterly installments commencing June 30, 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 511,202 (US$ 7,851) as of March 31, 2018.

Since August 2017, the Company borrowed INR 1,437,300 (US$ 22,400) for financing of a 40 MW solar power project from consortium of lenders. The floating interest rate as of March 31, 2018 was 10.55% —11.55% per annum and the weighted average interest rate for the year ended March 31, 2018 was 10.55% per annum. The loan is repayable in 60 quarterly installments commencing September 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 1,856,714 (US$ 28,517) as of March 31, 2018.

Since November 2016, the Company borrowed INR 375,000 (US$ 5,632) for financing of a 7 MW solar power project. The floating interest rate as of March 31, 2018 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2018 was 11.63% per annum. The loan is repayable in 63 quarterly installments commencing December, 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 403,003 (US$ 6,190) as of March 31, 2018.

From March 2017 through July 2017, the Company borrowed INR 2,067,000 (US$ 31,909) for financing of a 50 MW solar power project. The floating interest rate as of March 31, 2018 was 11.25% per annum and the weighted average interest rate for the year ended March 31, 2018 was 11.68% per annum. The loan is repayable in 63 quarterly installments commencing September 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 2,695,407 (US$ 41,398) as of March 31, 2018.

Since September 2017, the Company borrowed INR 2,058,400 (US$ 31,614) for financing of a 50 MW solar power project. The floating interest rate as of March 31, 2018 was 11.50% per annum and the weighted average interest rate for the year ended March 31, 2018 was 11.50% per annum. The loan is repayable in 65 quarterly installments commencing October, 2018. The borrowing is collateralized by the underlying under construction solar power project assets with a net carrying value of INR 2,106,328 (US$ 32,350) as of March 31, 2018.

Since May 2016, the Company borrowed INR 538,100 (US$ 8,036) for financing of a 10 MW solar power project. The floating interest rate as of March 31, 2018 was 10.35% — 11.35% per annum and the weighted average interest rate for the year ended March 31, 2018 was 11.25% per annum. The loan is repayable in 60 quarterly installments commencing June 2017. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 575,521 (US$ 8,839) as of March 31, 2018.

From March 2017 through May 2017, the Company borrowed INR 3,800,000 (US$ 57,689) for financing 100 MW solar power project and was refinanced with a new loan during September 2017 for INR 5,730,000 (US$ 89,586). The floating interest rate as of March 31, 2018 was 10.35% — 12.00% per annum and the weighted average interest rate for the year ended March 31, 2018 was 10.86% per annum. The loan is repayable in 73 quarterly installments commencing June 2018. The borrowing is collateralized by the underlying solar power project assets with a net carrying value of INR 5,351,388 (US$ 82,190) as of March 31, 2018.

As of March 31, 2018, the Company has unused commitments for long-term financing arrangements amounting to INR 3,398,601 (US$ 52,198) for solar power projects.

Short term

In February 2017, the Company entered into a revolving credit facility in the amount of INR 2,500,000 (US$ 39,167) expiring in November, 2018. Borrowings under this facility are repayable within 12 months of disbursement. The facility bears an interest of floating rate of 12.75%, the company is required to provide a margin of 25% of the outstanding loan balance.

Generally, under the terms of the loan agreements entered into by the Company’s project subsidiaries, the project subsidiaries are restricted from paying dividends to APGL if they default in payment of their principal, interest and other amounts due to the lenders under their respective loan agreements. Certain of APGL’s project subsidiaries also may not pay dividends to APGL out of restricted cash.

As of March 31, 2018, the aggregate maturities of long term debt are as follows:

	Annual maturities
March 31,	INR	US$
2019	901,200	13,841
2020	980,938	15,066
2021	1,014,060	15,575
2022	1,063,430	16,333
2023	33,994,917	522,115
Thereafter	15,983,350	245,482

Total	53,937,895	828,412